Prepaid Expenses and Other Current Assets - Schedule Of Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Prepaid Expense And Other Assets Current [Line Items]
Inventory	$ 3,231	$ 2,752
Contract assets	7,548	5,503
Other	5,786	5,799
Total prepaid expenses and other current assets	$ 74,289	79,441
MSGE SPINCO, INC [Member]
Prepaid Expense And Other Assets Current [Line Items]
Prepaid insurance		6,896	$ 5,411
Prepaid revenue sharing expense		43,291	32,661
Other prepaid expenses		14,878	8,497
Deferred production costs — Christmas Spectacular and other productions		3,801	4,090
Inventory		2,752	2,233
Contract assets		5,503	7,052
Other		2,320	3,560
Total prepaid expenses and other current assets		$ 79,441	$ 63,504